Balance Sheet Detail (Details) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2015	Jan. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventories:
Work in process	$ 80	$ 61	$ 135
Finished goods	11	63	2
Channel inventory	124	36	1
Total	215	160	138
Prepaid expenses and other current assets:
Deferred offering costs	490	57
Other	182	182
Total	672	239	269	36
Accrued expenses and other current liabilities:
Professional service fees	209
Marketing	72		267
Deferred revenue	51	6
Deferred rent	43	49
Other	42	4	22	19
Total accrued liabilities	$ 417	$ 59